Schwab Strategic Trust
Schwab Core Bond ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 31.0% OF NET ASSETS

Financial Institutions 10.9%
Banking 9.4%
American Express Co.
5.10%, 02/16/28 (a)(b)	5,315,000	5,345,189
Bank of America Corp.
4.38%, 04/27/28 (a)(b)	9,390,000	9,383,051
5.47%, 01/23/35 (a)(b)	6,105,000	6,230,214
Capital One Financial Corp.
1.88%, 11/02/27 (a)(b)	4,635,000	4,559,032
5.25%, 07/26/30 (a)(b)	5,410,000	5,485,902
Citigroup, Inc.
5.17%, 02/13/30 (a)(b)	8,385,000	8,516,141
2.57%, 06/03/31 (a)(b)	7,220,000	6,623,484
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (b)	9,205,000	8,566,449
4.02%, 10/31/38 (a)(b)	6,590,000	5,751,950
JPMorgan Chase & Co.
5.14%, 01/24/31 (a)(b)	5,640,000	5,742,704
3.88%, 07/24/38 (a)(b)	7,990,000	7,025,767
Morgan Stanley
5.12%, 02/01/29 (a)(b)	8,950,000	9,052,209
5.59%, 01/18/36 (a)(b)	5,180,000	5,285,776
PNC Financial Services Group, Inc.
6.88%, 10/20/34 (a)(b)	5,035,000	5,562,920
U.S. Bancorp
2.22%, 01/27/28 (a)(b)	5,650,000	5,552,424
1.38%, 07/22/30 (b)	5,550,000	4,880,448
Wells Fargo & Co.
4.15%, 01/24/29 (b)	6,940,000	6,901,761
3.07%, 04/30/41 (a)(b)	8,585,000	6,450,340
		116,915,761
Brokerage/Asset Managers/Exchanges 0.5%
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	6,340,000	6,270,450
Insurance 0.4%
UnitedHealth Group, Inc.
5.35%, 02/15/33 (b)	4,920,000	5,052,496
REITs 0.6%
Simon Property Group LP
4.75%, 09/26/34 (b)	6,845,000	6,702,829
		134,941,536

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 19.4%
Basic Industry 0.9%
Freeport-McMoRan, Inc.
5.45%, 03/15/43 (b)	6,795,000	6,441,932
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (b)	4,330,000	4,400,622
		10,842,554
Capital Goods 1.8%
Boeing Co.
5.71%, 05/01/40 (b)	4,630,000	4,641,992
5.81%, 05/01/50 (b)	5,510,000	5,330,484
Caterpillar, Inc.
5.20%, 05/15/35 (b)	2,860,000	2,932,644
General Electric Co.
6.75%, 03/15/32	3,150,000	3,517,416
RTX Corp.
6.40%, 03/15/54 (b)	5,650,000	6,096,802
		22,519,338
Communications 1.8%
AT&T, Inc.
2.25%, 02/01/32 (b)	4,245,000	3,711,318
3.55%, 09/15/55 (b)	7,560,000	4,920,955
Meta Platforms, Inc.
4.20%, 11/15/30 (b)	3,060,000	3,029,339
5.75%, 11/15/65 (b)	3,040,000	2,821,698
T-Mobile USA, Inc.
3.00%, 02/15/41 (b)	4,940,000	3,614,746
4.50%, 04/15/50 (b)	4,710,000	3,806,104
		21,904,160
Consumer Cyclical 2.2%
Amazon.com, Inc.
4.88%, 03/13/36 (b)	3,340,000	3,310,241
4.05%, 08/22/47 (b)	6,225,000	4,985,727
American Honda Finance Corp.
4.25%, 09/01/28	5,000,000	4,961,250
Honda Motor Co. Ltd.
4.69%, 07/08/30 (b)	4,870,000	4,833,134
Lowe's Cos., Inc.
1.70%, 09/15/28 (b)	5,280,000	4,962,777
Target Corp.
5.00%, 04/15/35 (b)	4,760,000	4,779,564
		27,832,693
Consumer Non-Cyclical 3.0%
AbbVie, Inc.
4.05%, 11/21/39 (b)	5,835,000	5,123,830

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/46 (b)	5,735,000	5,182,777
CommonSpirit Health
4.35%, 11/01/42	5,355,000	4,597,589
CVS Health Corp.
4.30%, 03/25/28 (b)	5,270,000	5,253,136
5.25%, 02/21/33 (b)	4,800,000	4,857,984
GE HealthCare Technologies, Inc.
4.80%, 08/14/29 (b)	4,650,000	4,692,873
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 (b)	7,680,000	7,142,016
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (b)	1,000,000	1,019,690
		37,869,895
Energy 1.8%
Cheniere Energy Partners LP
4.50%, 10/01/29 (b)	5,920,000	5,888,091
Devon Energy Corp.
5.20%, 09/15/34 (b)	4,440,000	4,450,434
EQT Corp.
3.90%, 10/01/27 (b)	1,771,000	1,755,840
4.75%, 01/15/31 (b)	4,680,000	4,663,667
Kinder Morgan, Inc.
5.15%, 06/01/30 (b)	5,830,000	5,967,355
		22,725,387
Technology 3.6%
Broadcom, Inc.
4.30%, 01/15/31 (b)	5,962,000	5,915,019
Cisco Systems, Inc.
5.90%, 02/15/39	3,900,000	4,125,888
Fiserv, Inc.
3.50%, 07/01/29 (b)	2,500,000	2,395,575
5.63%, 08/21/33 (b)	3,040,000	3,073,592
Micron Technology, Inc.
6.05%, 11/01/35 (b)	4,670,000	5,041,919
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/33 (b)	3,750,000	3,735,938
Oracle Corp.
4.45%, 09/26/30 (b)	1,300,000	1,253,070
4.80%, 09/26/32 (b)	1,000,000	952,160
4.00%, 11/15/47 (b)	6,635,000	4,383,745
6.10%, 09/26/65 (b)	5,000,000	4,149,700
QUALCOMM, Inc.
4.80%, 05/20/45 (b)	5,640,000	4,990,892
Synopsys, Inc.
4.85%, 04/01/30 (b)	4,735,000	4,771,223
		44,788,721
Transportation 4.3%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	12,583,631	11,266,628
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	3,540,887	3,481,330
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	931,940	915,324
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	1,068,191	1,035,386
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	283,750	275,961
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	475,267	457,330
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	6,029,351	5,615,497
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	969,520	940,744
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	9,778,748	9,421,725
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	4,529,988	4,413,205
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	9,672,271	8,881,563
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	4,905,909	4,983,325
United Airlines 2025-1 Pass-Through Trust
3.45%, 06/01/29	1,229,971	1,205,335
		52,893,353
		241,376,101

Utility 0.7%
Electric 0.7%
Florida Power & Light Co.
2.45%, 02/03/32 (b)	3,500,000	3,133,130
NextEra Energy Capital Holdings, Inc.
5.25%, 02/28/53 (b)	5,870,000	5,299,964
		8,433,094
Total Corporates (Cost $388,976,743)		384,750,731

TREASURIES 17.9% OF NET ASSETS
U.S. Treasury Bonds
4.63%, 11/15/45	21,000,000	20,256,797
2.38%, 05/15/51	11,650,000	7,289,441
2.00%, 08/15/51	5,500,000	3,132,422
4.75%, 08/15/55	9,700,000	9,451,437
4.63%, 11/15/55	22,350,000	21,351,234
U.S. Treasury Notes
3.38%, 12/31/27	27,000,000	26,795,918
3.38%, 02/29/28	35,000,000	34,729,297
3.50%, 01/15/29	15,800,000	15,667,305
3.50%, 02/15/29	43,000,000	42,632,148
3.50%, 11/30/30	28,100,000	27,586,297
3.63%, 12/31/30	13,425,000	13,244,602
Total Treasuries (Cost $222,993,550)		222,136,898

GOVERNMENT RELATED 21.9% OF NET ASSETS

Local Authority 21.9%
U.S. 21.9%
Albany Capital Resource Corp.
RB Series 2025B
4.78%, 05/01/31	630,000	642,888
RB Series 2025B
5.00%, 05/01/33	755,000	774,714
American Municipal Power, Inc.
RB Series 2019D
2.91%, 02/15/30	300,000	281,965

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broomfield Urban Renewal Authority
Tax Allocation
4.90%, 12/01/30	515,000	528,865
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2012B
5.81%, 07/01/41	265,000	284,012
California Health Facilities Financing Authority
2.58%, 06/01/29	235,000	224,883
California State Public Works Board
5.01%, 09/01/36 (b)(c)	3,000,000	3,025,227
California State University
RB Series 2020B
2.98%, 11/01/51 (b)	1,010,000	668,590
Central Florida Tourism Oversight District Utility Revenue
RB Series 2025-2
4.10%, 10/01/29	500,000	498,714
RB Series 2025-2
4.15%, 10/01/30	1,000,000	994,858
RB Series 2025-2
4.31%, 10/01/31	1,500,000	1,493,901
City of Asheville
RB
5.12%, 04/01/33	550,000	565,908
RB
5.37%, 04/01/36 (b)	625,000	645,484
City of Atlanta Airport Customer Facility Charge
4.98%, 07/01/35	500,000	508,452
City of Austin
4.68%, 09/01/37 (b)	1,070,000	1,071,213
4.68%, 09/01/37 (b)	750,000	750,850
4.78%, 09/01/38 (b)	2,285,000	2,289,860
4.78%, 09/01/38 (b)	890,000	891,893
City of Charlotte
5.32%, 06/01/38 (b)	500,000	509,957
5.60%, 06/01/42 (b)	6,460,000	6,584,407
City of Chicago
GO Bonds Series 2026A
5.88%, 01/01/31	935,000	939,289
City of Chula Vista
RB 2021
1.83%, 06/01/31	1,685,000	1,493,092
City of Garland
4.39%, 02/15/31	650,000	657,416
City of Glendale
COP 2021
2.32%, 07/01/31	1,000,000	907,407
COP 2021
2.94%, 07/01/37 (b)	750,000	620,101
City of Kansas City
RB
5.44%, 04/01/39 (b)	2,140,000	2,227,244
City of Lakeland
4.61%, 10/01/28	405,000	410,333
4.78%, 10/01/30	405,000	414,582
4.89%, 10/01/31	415,000	426,417
4.99%, 10/01/32	200,000	206,067
5.12%, 10/01/33	415,000	429,583
City of Modesto Wastewater Revenue
RB
2.23%, 11/01/32 (b)	350,000	307,071
City of New York
5.40%, 02/01/34	1,365,000	1,431,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 B-2
5.98%, 10/01/38 (b)	1,315,000	1,395,252
GO Bonds 2025 E-1
4.39%, 10/01/32	5,005,000	4,977,427
GO Bonds 2025 E-1
4.54%, 10/01/33	5,000,000	4,975,965
City of North Platte Combined Utilities Revenue
RB Series 2026B
3.87%, 12/15/27	145,000	144,729
RB Series 2026B
3.92%, 12/15/28	200,000	199,168
RB Series 2026B
3.96%, 12/15/29	235,000	233,136
RB Series 2026B
4.14%, 12/15/30	150,000	148,875
RB Series 2026B
4.22%, 12/15/31 (b)	525,000	518,995
RB Series 2026B
4.36%, 12/15/32 (b)	200,000	197,556
City of Oakland
GO Bonds Series 2025B-2
4.98%, 07/15/36 (b)	1,350,000	1,356,504
GO Bonds Series 2025B-2
5.10%, 07/15/37 (b)	3,160,000	3,181,469
GO Bonds Series 2025B-2
5.20%, 07/15/38 (b)	3,535,000	3,562,806
GO Bonds Series 2025B-2
5.25%, 07/15/39 (b)	2,805,000	2,822,197
GO Bonds Series2023 A-2
5.50%, 07/15/31	195,000	206,498
City of Ogden City Sewer & Water Revenue
RB Series 2020 B
1.55%, 06/15/27	305,000	296,645
City of Philadelphia
GO Bonds
4.68%, 08/01/30	550,000	561,762
GO Bonds
4.95%, 08/01/32	2,260,000	2,333,543
City of Shelbyville
GO Bonds Series 2021
0.75%, 08/01/27	235,000	225,457
City of Trussville
GO Bonds Series 2020 B
1.26%, 10/01/27	220,000	211,638
City of Watertown
GO Bonds Series 2020
2.00%, 06/01/27	290,000	283,826
City of Worcester
GO Bonds Series 1998
6.25%, 01/01/28	1,140,000	1,169,376
Colorado Health Facilities Authority
RB Series 2019B
3.80%, 11/01/44	1,910,000	1,563,249
Colorado Housing & Finance Authority
4.51%, 11/01/30	250,000	253,627
4.93%, 11/01/32	350,000	358,103
RB Series 2025 O-1
4.24%, 11/01/31	1,500,000	1,493,100
RB Series 2025 O-1
4.37%, 11/01/32	1,005,000	997,552
Commonwealth Financing Authority
RB Series 2019A
3.81%, 06/01/41	890,000	762,892
RB Series A
3.86%, 06/01/38	725,000	670,284

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
4.14%, 06/01/38	150,000	141,414
County of Franklin
RB Series 2019 B
3.38%, 11/01/50	850,000	607,887
County of Harris Hotel Occupancy Tax Revenue
RB 2024
4.99%, 08/15/37 (b)	745,000	741,875
County of La Salle
GO Bonds
4.13%, 03/01/29	350,000	349,526
GO Bonds
4.24%, 03/01/30	400,000	399,443
GO Bonds
4.39%, 03/01/31	410,000	409,960
County of Larimer
Certificate Participation Series 2025B
4.10%, 12/01/29	1,225,000	1,226,242
Certificate Participation Series 2025B
4.20%, 12/01/30	700,000	700,617
County of Miami-Dade
RB Series 2009 B
7.08%, 10/01/29	150,000	164,213
County of Miami-Dade Seaport Department
1.96%, 10/01/30	2,500,000	2,267,385
County of Pima
RB Series 2021
2.03%, 05/01/31	215,000	192,967
County of Pinal
RB
5.34%, 08/01/36 (b)	385,000	397,791
County of Riverside
5.04%, 02/15/35	2,975,000	3,016,457
County of St. Louis
RB Series 2020 B
2.00%, 12/01/27	435,000	421,221
Dallas Fort Worth International Airport
RB Series A
4.09%, 11/01/51	790,000	647,587
District of Columbia
5.75%, 04/01/35 (b)	520,000	549,400
District of Columbia Income Tax Revenue
5.29%, 06/01/40 (b)	500,000	507,082
5.64%, 06/01/45 (b)	2,490,000	2,554,391
Georgia Higher Education Facilities Authority
RB Series 2026A
4.63%, 01/01/32	730,000	739,535
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
2.33%, 06/01/27	990,000	968,585
RB Series 2021 A-1
2.53%, 06/01/28	1,970,000	1,894,821
RB Series 2021 A-1
2.59%, 06/01/29	1,090,000	1,030,412
Harris County Cultural Education Facilities Finance Corp.
2.36%, 11/15/26	235,000	232,609
2.51%, 11/15/27	230,000	223,988
Idaho Housing & Finance Association
4.18%, 01/01/31	1,325,000	1,333,687
4.23%, 07/01/31	1,395,000	1,403,011
4.85%, 01/01/32	500,000	516,580
4.55%, 01/01/33	400,000	404,304
4.95%, 01/01/33	385,000	386,865
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 07/01/33	675,000	683,504
5.22%, 07/01/33	500,000	523,599
Illinois Housing Development Authority
5.14%, 04/01/33	945,000	970,163
RB Series 2025 B
4.78%, 10/01/31	500,000	508,971
RB Series 2025 B
5.13%, 10/01/33 (b)	500,000	511,353
Indiana Finance Authority
RB Series 2022
4.31%, 03/01/52 (b)	1,000,000	816,317
Indiana Housing & Community Development Authority
4.83%, 01/01/31	200,000	204,385
Iowa Finance Authority
4.81%, 01/01/31	100,000	102,313
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	1,950,000	1,948,894
Kansas Development Finance Authority
RB Series 2021 K
1.52%, 05/01/28	230,000	218,331
RB Series H
4.93%, 04/15/45	1,300,000	1,253,794
Kentucky State Property & Building Commission
RB Series 2021 B
2.22%, 09/01/31	965,000	867,989
Lawton Industrial Development Authority
Refunding RB
4.05%, 07/01/26	300,000	300,099
Refunding RB
4.00%, 07/01/27	400,000	399,828
Refunding RB
4.20%, 07/01/29	400,000	399,284
Refunding RB
4.50%, 07/01/31	400,000	400,918
Refunding RB
4.60%, 07/01/32	400,000	400,512
Refunding RB
4.75%, 07/01/33	400,000	401,381
Refunding RB
4.95%, 07/01/35	400,000	401,838
Los Angeles Community College District
GO Bonds 2004 B
5.52%, 08/01/29	1,425,000	1,458,839
Los Angeles Unified School District
4.21%, 10/01/27	250,000	251,028
4.48%, 10/01/30	525,000	531,850
4.78%, 10/01/32	750,000	766,477
4.96%, 10/01/33	765,000	787,270
5.41%, 10/01/39 (b)	8,205,000	8,444,701
Maine Health & Higher Educational Facilities Authority
RB Series 2021 B
1.86%, 07/01/28	300,000	285,775
Maryland Department of Housing & Community Development
RB Series 2025 B
5.09%, 09/01/32	685,000	699,212
Massachusetts Development Finance Agency
RB Series 2025G
6.38%, 10/01/28	2,000,000	2,009,310
RB Series 2025G
6.63%, 10/01/30	4,000,000	4,090,624

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Housing Finance Agency
RB Series 2025 243
4.65%, 06/01/31	500,000	506,519
RB Series 2025 243
4.97%, 06/01/33	500,000	506,677
McKinney Economic Development Corp. Sales Tax Revenue
RB
5.35%, 09/01/33	220,000	230,761
Michigan Finance Authority
2.67%, 09/01/49 (b)(d)	535,000	532,352
Michigan State Housing Development Authority
RB
4.29%, 06/01/31	675,000	664,867
RB
4.71%, 06/01/33	375,000	370,932
Minnesota Housing Finance Agency
4.60%, 07/01/29	760,000	771,582
4.17%, 01/01/31	635,000	631,179
4.91%, 01/01/31	825,000	845,125
4.68%, 07/01/33	790,000	786,335
RB Series 2025 A
4.98%, 01/01/32	500,000	510,757
Montgomery County Housing Opportunities Commission
RB Series 2025
5.05%, 12/01/37 (b)	500,000	500,491
RB Series 2025
4.48%, 12/01/29	250,000	252,568
Nebraska Investment Finance Authority
5.35%, 03/01/33	285,000	302,021
5.45%, 03/01/34 (b)	1,630,000	1,729,554
New Hampshire Business Finance Authority
5.88%, 12/01/35	2,080,000	2,242,793
New Hampshire Housing Finance Authority
4.19%, 01/01/31	760,000	760,651
4.24%, 07/01/31	755,000	754,754
4.57%, 01/01/33	450,000	450,890
4.67%, 07/01/33	475,000	476,349
New Jersey Economic Development Authority
RB Series 2019 NNN
3.87%, 06/15/33	645,000	617,182
Series A
7.43%, 02/15/29	1,721,000	1,806,048
New Jersey Educational Facilities Authority
3.44%, 09/01/27	475,000	470,042
New York City Housing Development Corp.
RB Series 2020 F1
2.24%, 05/01/30 (b)	235,000	217,423
New York City Transitional Finance Authority Future Tax Secured Revenue
4.93%, 05/01/31	1,055,000	1,081,858
5.22%, 05/01/33	1,005,000	1,042,545
5.66%, 05/01/40 (b)	1,000,000	1,033,131
RB Series 2025 F
4.75%, 11/01/27	295,000	298,194
RB Series 2018 C-5
3.85%, 05/01/30 (b)	250,000	246,681
RB Series 2026 D-2
3.90%, 11/01/26	2,500,000	2,499,067
RB Series 2026 D-2
3.81%, 11/01/27	2,500,000	2,491,057
New York State Dormitory Authority
5.23%, 07/01/35	7,000,000	7,205,786
5.99%, 07/01/45 (b)	1,840,000	1,907,913
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North Dakota Housing Finance Agency
RB
5.05%, 01/01/31	475,000	489,507
Ontario Public Financing Authority
RB Series 2026A
4.57%, 10/01/34	500,000	498,207
Oregon State Lottery
4.46%, 04/01/30	250,000	253,682
5.38%, 04/01/38 (b)	500,000	519,801
Pennsylvania Economic Development Financing Authority
2.62%, 03/01/29	1,855,000	1,779,737
RB Series 2021
1.97%, 06/15/28	1,120,000	1,073,876
RB Series 2025
4.72%, 06/01/29	155,000	157,618
RB Series 2025
4.88%, 06/01/31	210,000	215,455
Philadelphia Authority for Industrial Development
RB Series 1999 C
6.55%, 10/15/28	11,745,000	12,394,158
Port Authority of New York & New Jersey
5.65%, 11/01/40	490,000	514,468
RB Series 2019 215
3.29%, 08/01/69	300,000	184,933
Public Finance Authority
RB Series 2017A
3.11%, 07/01/27	300,000	297,371
Redevelopment Authority of the City of Philadelphia
RB Series 2026A
4.07%, 11/01/29	2,010,000	2,007,359
RB Series 2026A
4.13%, 11/01/30	1,475,000	1,471,767
RB Series 2026A
4.43%, 11/01/32	1,420,000	1,419,394
RB Series 2026A
4.80%, 11/01/36 (b)	4,000,000	3,990,872
RB Series 2026A
4.90%, 11/01/37 (b)	3,430,000	3,425,548
RB Series 2026A
5.25%, 11/01/41 (b)	2,500,000	2,493,740
Redondo Beach Community Financing Authority
RB Series 2021 A
2.09%, 05/01/30	525,000	483,997
Rhode Island Housing & Mortgage Finance Corp.
RB Series 2025 85
4.96%, 10/01/33 (b)	500,000	502,284
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	1,695,000	1,379,803
Sales Tax Securitization Corp.
RB Series 2017 C
3.28%, 01/01/29	1,015,000	990,794
RB Series 2024 B
5.23%, 01/01/39 (b)	4,180,000	4,188,628
RB Series 2021B
3.34%, 01/01/48 (b)	100,000	71,324
San Francisco City & County Redevelopment Successor Agency
RB Series 2025 C
4.41%, 08/01/31	800,000	803,258
RB Series 2025 C
4.54%, 08/01/32	500,000	502,454
RB Series 2025 C
4.70%, 08/01/33	1,000,000	1,008,157

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Jose Financing Authority
Refunding RB
2.86%, 06/01/38 (b)	7,395,000	5,871,534
South Carolina Public Service Authority
RB Series 2009 F
5.74%, 01/01/30	756,000	781,073
RB Series 2012 E
4.55%, 12/01/30	1,355,000	1,366,832
RB Series 2025 C
4.71%, 12/01/28	350,000	354,767
RB Series 2025 C
5.01%, 12/01/32	125,000	127,160
Southwestern Illinois Community College District No. 522
Refunding GO Bonds
4.20%, 12/01/29	650,000	653,660
Refunding GO Bonds
4.35%, 12/01/30	800,000	807,602
Refunding GO Bonds
4.50%, 12/01/31	1,300,000	1,316,373
Refunding GO Bonds
4.63%, 12/01/32	860,000	872,513
Southwestern Illinois Development Authority
RB
5.06%, 04/01/31	400,000	411,377
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (b)	9,898,000	10,368,244
Series A
1.71%, 07/01/27	986,000	958,656
State of California
GO Bonds
5.10%, 09/01/35	3,505,000	3,592,755
GO Bonds
5.13%, 03/01/38 (b)	1,330,000	1,333,789
State of Connecticut
4.59%, 03/15/30	250,000	255,066
5.15%, 03/15/35	200,000	208,214
GO Bonds Series 2008A
5.85%, 03/15/32	535,000	569,870
State of Hawaii
GO Bonds Series 2021 GN
5.08%, 10/01/41 (b)	205,000	204,821
State of Illinois
4.00%, 09/01/28	9,760,000	9,704,719
4.40%, 09/01/31	3,055,000	3,033,844
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,416,960	2,459,690
GO Bonds Series 2024 A
4.48%, 10/01/32	365,000	360,027
GO Bonds Series 2026A
5.18%, 04/01/36 (c)	5,050,000	5,067,574
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	441,516	446,906
Sumter Landing Community Development District
RB Series 2016
4.17%, 10/01/47	1,100,000	990,337
Texas Tech University System
4.62%, 02/15/29	200,000	203,347
Toledo Lucas County Public Library
GO Bonds Series 2025 B
5.14%, 12/01/38 (b)	750,000	767,786
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of California College of the Law San Francisco
RB Series 2026
4.17%, 08/01/27	225,000	225,075
RB Series 2026
4.22%, 08/01/28	125,000	124,746
RB Series 2026
4.27%, 08/01/29	100,000	99,517
RB Series 2026
4.42%, 08/01/30	125,000	124,479
RB Series 2026
4.52%, 08/01/31	200,000	198,998
RB Series 2026
4.72%, 08/01/32	200,000	199,834
RB Series 2026
4.82%, 08/01/33	200,000	199,858
RB Series 2026
4.99%, 08/01/34	200,000	201,054
RB Series 2026
5.09%, 08/01/35	250,000	251,853
RB Series 2026
5.19%, 08/01/36	200,000	201,850
RB Series 2026
5.29%, 08/01/37 (b)	300,000	303,007
RB Series 2026
5.39%, 08/01/38 (b)	350,000	353,843
RB Series 2026
5.54%, 08/01/39 (b)	500,000	508,346
RB Series 2026
5.64%, 08/01/40 (b)	735,000	748,947
University of Michigan
RB Series C
3.60%, 04/01/47	1,405,000	1,164,704
University of North Texas System
RB
5.31%, 04/15/39 (b)	320,000	327,353
Utah Housing Corp.
4.94%, 01/01/31	270,000	276,629
5.40%, 01/01/33	825,000	863,047
RB Series 2025 D
5.08%, 01/01/34 (b)	360,000	367,170
RB Series 2026C
4.32%, 01/01/32 (c)	500,000	497,463
Vermont Housing Finance Agency
5.36%, 11/01/33	230,000	239,876
RB Series 2025 B
5.32%, 11/01/34 (b)	135,000	139,687
Virginia Housing Development Authority
4.19%, 01/01/31	650,000	646,511
4.25%, 07/01/31	955,000	949,251
4.32%, 01/01/32	1,915,000	1,901,714
4.37%, 07/01/32	1,590,000	1,576,770
4.64%, 01/01/33	660,000	660,340
4.69%, 07/01/33	500,000	499,816
4.79%, 01/01/34 (b)	500,000	500,920
4.84%, 07/01/34 (b)	650,000	651,071
4.89%, 01/01/35 (b)	960,000	961,915
4.99%, 07/01/35 (b)	890,000	894,261
Williamsburg Economic Development Authority
RB Series 2025
4.96%, 11/01/35	1,015,000	1,021,159
		272,708,928
Total Government Related (Cost $270,908,761)		272,708,928

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 29.3% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 29.3%
Federal Home Loan Mortgage Corp.
2.00%, 05/01/36 to 08/01/52 (b)	30,801,579	25,763,070
2.50%, 10/01/31 to 04/01/52 (b)	13,722,094	12,033,197
3.00%, 04/01/50 to 11/01/52 (b)	2,787,859	2,468,275
3.50%, 11/01/51 to 11/01/54 (b)	5,262,030	4,856,137
4.00%, 06/01/52 to 09/01/52 (b)	4,953,247	4,693,065
4.50%, 08/01/52 to 10/01/52 (b)	24,385,454	23,639,739
5.00%, 08/01/52 to 12/01/54 (b)	15,382,110	15,253,203
5.50%, 05/01/53 to 05/01/55 (b)	17,550,689	17,694,222
6.00%, 09/01/53 to 05/01/55 (b)	7,571,386	7,748,803
6.50%, 12/01/53 to 06/01/55 (b)	4,261,087	4,461,327
Federal National Mortgage Association
2.00%, 01/01/37 to 10/01/52 (b)	38,645,635	31,920,059
2.50%, 10/01/35 to 02/01/52 (b)	21,540,142	18,735,759
3.00%, 10/01/51 to 09/01/52 (b)	15,437,610	13,743,694
3.50%, 09/01/50 to 10/01/52 (b)	16,292,090	15,038,061
4.00%, 10/01/51 to 08/01/55 (b)	31,521,222	29,866,893
4.50%, 09/01/52 to 01/01/53 (b)	12,231,839	11,857,383
5.00%, 11/01/53 to 09/01/55 (b)	18,028,087	17,820,420
5.50%, 12/01/52 to 08/01/55 (b)	6,846,122	6,894,719
6.00%, 07/01/53 to 05/01/55 (b)	9,872,404	10,070,304
6.50%, 08/01/54 to 08/01/55 (b)	2,514,227	2,598,851
Government National Mortgage Association
2.50%, 02/20/50 to 06/20/52 (b)	14,745,749	12,691,885
3.00%, 11/20/49 to 09/20/52 (b)	9,914,072	8,863,983
3.50%, 06/20/50 to 01/20/53 (b)	10,031,167	9,284,961
4.00%, 11/20/48 to 06/20/54 (b)	23,471,200	22,209,291
4.50%, 12/20/48 to 07/20/53 (b)	22,585,102	21,997,739
5.50%, 07/20/54 to 08/20/55 (b)	7,958,331	8,031,792
6.00%, 09/20/54 to 08/20/55 (b)	4,274,435	4,347,539
6.50%, 07/20/54 to 08/20/54 (b)	226,331	235,326
Total Securitized (Cost $363,969,560)		364,819,697

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (e)	6,558,819	6,558,819
Total Short-Term Investments (Cost $6,558,819)		6,558,819
Total Investments in Securities (Cost $1,253,407,433)		1,250,975,073

(a)	Fixed-to-Float security is in a fixed-rate coupon period.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	The rate shown is the annualized 7-day yield.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$384,750,731	$—	$384,750,731
Treasuries[1]	—	222,136,898	—	222,136,898
Government Related[1]	—	272,708,928	—	272,708,928
Securitized[1]	—	364,819,697	—	364,819,697
Short-Term Investments[1]	6,558,819	—	—	6,558,819
Total	$6,558,819	$1,244,416,254	$—	$1,250,975,073

[1]	As categorized in the Portfolio Holdings.

Schwab Core Bond ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Core Bond ETF
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
REG127738MAR26